Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Probable Loan Losses
Summary of the changes in the allowance for probable loan losses, by loan class
	December 31, 2013
	Domestic							Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193
Losses charge to allowance	(11,737)	(278)	(600)	(5)	(632)	(620)	(561)	(22)	(14,455)
Recoveries credited to allowance	2,690	87	152	—	61	298	162	5	3,455

Net losses charged to allowance	(9,047)	(191)	(448)	(5)	(571)	(322)	(399)	(17)	(11,000)
Provision (credit) charged to operations	19,848	12	3,035	87	(7)	123	(140)	10	22,968

Balance at December 31,	$22,433	$12,541	$24,467	$776	$3,812	$4,249	$750	$1,133	$70,161

	December 31, 2012
	Domestic							Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192
Losses charge to allowance	(34,721)	(7,617)	(13,724)	—	(227)	(1,190)	(756)	(111)	(58,346)
Recoveries credited to allowance	3,547	229	220	—	13	195	184	—	4,388

Net losses charged to allowance	(31,174)	(7,388)	(13,504)	—	(214)	(995)	(572)	(111)	(53,958)
Provision (credit) charged to operations	16,189	168	11,157	(309)	42	683	137	(108)	27,959

Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193

Loans individually or collectively evaluated for impairment and related allowance, by loan class
	December 31, 2013
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$34,183	$12,234	$1,008,459	$10,199
Commercial real estate: other construction & land development	13,976	852	1,194,532	11,689
Commercial real estate: farmland & commercial	16,038	2,916	1,734,001	21,551
Commercial real estate: multifamily	295	—	101,803	776
Residential: first lien	6,153	—	432,309	3,812
Residential: junior lien	3,206	—	406,024	4,249
Consumer	1,606	—	64,808	750
Foreign	436	—	181,406	1,133

Total	$75,893	$16,002	$5,123,342	$54,159

	December 31, 2012
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$32,768	$1,477	$736,342	$10,155
Commercial real estate: other construction & land development	28,660	539	1,119,009	12,181
Commercial real estate: farmland & commercial	13,945	2,730	1,659,377	19,150
Commercial real estate: multifamily	353	—	82,595	694
Residential: first lien	3,656	—	453,075	4,390
Residential: junior lien	1,850	—	379,886	4,448
Consumer	1,326	—	73,188	1,289
Foreign	447	—	188,527	1,140

Total	$83,005	$4,746	$4,691,999	$53,447

Loans accounted on non-accrual basis, by loan class
	December 31,
	2013	2012
	(Dollars in Thousands)
Domestic
Commercial	$34,110	$31,929
Commercial real estate: other construction & land development	11,726	26,410
Commercial real estate: farmland & commercial	13,775	11,681
Commercial real estate: multifamily	295	353
Residential: first lien	1,266	1,175
Residential: junior lien	1,576	175
Consumer	75	45

Total non-accrual loans	$62,823	$71,768

Impaired loans, by loan class
	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$17,178	$17,177	$12,234	$18,019	$38
Commercial real estate: other construction & land development	6,818	6,825	852	6,058	—
Commercial real estate: farmland & commercial	7,259	10,697	2,916	7,167	92

Total impaired loans with related allowance	$31,255	$34,699	$16,002	$31,244	$130

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$17,005	$17,023	$16,778	$2
Commercial real estate: other construction & land development	7,158	7,187	18,164	74
Commercial real estate: farmland & commercial	8,779	9,949	7,313	—
Commercial real estate: multifamily	295	295	322	—
Residential: first lien	6,153	6,258	4,860	179
Residential: junior lien	3,206	3,226	2,347	99
Consumer	1,606	1,612	1,380	1
Foreign	436	436	452	19

Total impaired loans with no related allowance	$44,638	$45,986	$51,616	$374

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,633	$1,679	$1,477	$21,126	$39
Commercial real estate: other construction & land development	3,671	3,671	539	6,608	—
Commercial real estate: farmland & commercial	6,678	9,923	2,730	7,342	92

Total impaired loans with related allowance	$11,982	$15,273	$4,746	$35,076	$131

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$31,135	$31,170	$2,996	$4
Commercial real estate: other construction & land development	24,989	25,160	39,449	141
Commercial real estate: farmland & commercial	7,267	9,340	16,536	8
Commercial real estate: multifamily	353	353	381	—
Residential: first lien	3,656	3,984	2,876	60
Residential: junior lien	1,850	1,944	1,939	104
Consumer	1,326	1,330	1,193	—
Foreign	447	447	166	6

Total impaired loans with no related allowance	$71,023	$73,728	$65,536	$323

Information regarding the aging of past due loans, by loan class
	December 31, 2013
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,240	$538	$36,066	$2,051	$40,844	$1,001,798	$1,042,642
Commercial real estate: other construction & land development	1,042	—	9,942	62	10,984	1,197,524	1,208,508
Commercial real estate: farmland & commercial	6,216	520	6,990	417	13,726	1,736,313	1,750,039
Commercial real estate: multifamily	39	142	295	—	476	101,622	102,098
Residential: first lien	4,758	3,046	4,541	3,518	12,345	426,117	438,462
Residential: junior lien	606	198	1,900	368	2,704	406,526	409,230
Consumer	1,523	469	803	781	2,795	63,619	66,414
Foreign	1,467	417	—	—	1,884	179,958	181,842

Total past due loans	$19,891	$5,330	$60,537	$7,197	$85,758	$5,113,477	$5,199,235

	December 31, 2012
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,393	$471	$3,386	$2,689	$8,250	$760,860	$769,110
Commercial real estate: other construction & land development	1,107	2,300	24,225	497	27,632	1,120,037	1,147,669
Commercial real estate: farmland & commercial	3,127	21,272	2,310	929	26,709	1,646,613	1,673,322
Commercial real estate: multifamily	685	—	353	—	1,038	81,910	82,948
Residential: first lien	4,305	2,510	10,645	9,657	17,460	439,271	456,731
Residential: junior lien	2,035	410	259	115	2,704	379,032	381,736
Consumer	1,598	404	915	882	2,917	71,597	74,514
Foreign	2,257	1,005	264	264	3,526	185,448	188,974

Total past due loans	$19,507	$28,372	$42,357	$15,033	$90,236	$4,684,768	$4,775,004

Summary of the loan portfolio by credit quality indicator, by loan class
		December 31, 2013
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
		(Dollars in Thousands)
Domestic
Commercial	$955,522	$2,270	$4,389	$46,278	$34,183
Commercial real estate: other construction & land development	1,167,295	14,247	9,318	3,672	13,976
Commercial real estate: farmland & commercial	1,635,179	56,438	21,912	20,472	16,038
Commercial real estate: multifamily	100,948	—	—	855	295
Residential: first lien	432,067	122	—	120	6,153
Residential: junior lien	405,731	—	—	293	3,206
Consumer	64,808	—	—	—	1,606
Foreign	180,837	—	—	569	436

Total	$4,942,387	$73,077	$35,619	$72,259	$75,893

		December 31, 2012
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
		(Dollars in Thousands)
Domestic
Commercial	$675,263	$4,278	$16,535	$40,266	$32,768
Commercial real estate: other construction & land development	1,038,749	55,079	2,614	22,567	28,660
Commercial real estate: farmland & commercial	1,486,572	109,144	46,316	17,345	13,945
Commercial real estate: multifamily	82,542	—	53	—	353
Residential: first lien	446,218	519	—	6,338	3,656
Residential: junior lien	378,000	77	309	1,500	1,850
Consumer	73,188	—	—	—	1,326
Foreign	188,499	—	28	—	447

Total	$4,369,031	$169,097	$65,855	$88,016	$83,005